Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
SINA
Related party transactions
Revenue billed through SINA		$ 25,965	$ 13,301
Costs and expenses allocated from SINA		17,612	12,527
Other costs and expenses billed by SINA		10,400	11,100
Related party outstanding balance:
Due from related parties				$ 18,565
Amount due to SINA		2,885
Matching loan to SINA		61,360
Matching loan from SINA		60,831
SINA | The Company and its certain subsidiary entered into loan agreements with SINA and SINA's certain subsidiary
Related party transactions
Loan agreement term (in years)	1 year
SINA | U.S. Dollar-denominated Matching Loan from SINA
Related party transactions
Principal amount of loan from SINA		60,000
Interest expense on matching loan from SINA		831
SINA | RMB-denominated Matching Loan to SINA's Subsidiary
Related party transactions
Principal amount of loan to SINA's subsidiary		60,500
Interest income on matching loan to SINA		923
SINA | Short-term loan from SINA
Related party outstanding balance:
Amount due to SINA		2,000
Alibaba
Related party transactions
Advertising and marketing revenues from related party		20,987	23,969
Services provided by Alibaba		11,594	6,752
Related party outstanding balance:
Accounts receivable due from related parties		19,187		24,293
Other related parties
Related party transactions
Advertising and marketing revenues from related party		30,200	18,400
Other revenues from related party		1,900	300
Amount of promotional services from related parties		1,500	$ 4,500
Accrued and other liabilities due to other related parties		6,400		9,300
Related party outstanding balance:
Due from related parties		$ 34,600		$ 30,100